Income Taxes - Additional Information (Details) - FREYR AS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Provision for income taxes	$ 0	$ 0	$ 0	$ 0
Current tax expense	0		0	0
Current deferred tax expense	0		0	0
Valuation allowance	1,701	187	1,728	468
Net operating loss carryforwards	19,882	2,911	11,336	2,255
Operating loss carryforwards, valuation allowance	4,097	$ 2,397	2,397	$ 485
Net deferred tax asset	$ 0		$ 0